NOTES PAYABLE CURRENT (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Notes payable, current	$ 162,500	$ 332,500
Note Payable 1
Notes payable, current	12,500	12,500
Note Payable 2
Notes payable, current	0	30,000
Note Payable 3
Notes payable, current	0	40,000
Note Payable 4
Notes payable, current	150,000	150,000
Note Payable 5
Notes payable, current	$ 0	$ 100,000